CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS? DEFICIT (EQUITY) - USD ($) $ in Thousands	Convertible Preferred Shares (Series A, B and C)	Common Shares	Additional Paid-In Capital	Accumulated OCI	Accumulated Deficit	Total
Balance at the beginning of the period at Dec. 31, 2015	$ 37,398
Balance at the beginning of the period (in shares) at Dec. 31, 2015	8,028,809
Changes in temporary equity
Issuance of Series C convertible preferred shares, net of issuance costs of $9,178	$ 42,499
Issuance of Series C convertible preferred shares, net of issuance costs of $9,178 (in shares)	9,099,311
Balance at the end of the period at Dec. 31, 2016	$ 79,897					$ 79,897
Balance at the end of the period (in shares) at Dec. 31, 2016	17,128,120
Balance at the beginning of the period at Dec. 31, 2015		$ 1	$ 14		$ (2,152)	(2,137)
Balance at the beginning of the period (in shares) at Dec. 31, 2015		4,282,020
Changes in equity
Exercise of options			10			10
Exercise of options (in shares)		6,309
Share-based compensation expense			368			368
Net loss					(23,973)	(23,973)
Balance at the end of the period at Dec. 31, 2016		$ 1	392		(26,125)	(25,732)
Balance at the end of the period (in shares) at Dec. 31, 2016		4,288,329
Changes in temporary equity
Issuance of Series C convertible preferred shares, net of issuance costs of $9,178	$ 39,873
Issuance of Series C convertible preferred shares, net of issuance costs of $9,178 (in shares)	5,757,372
Balance at the end of the period at Dec. 31, 2017	$ 119,770					$ 119,770
Balance at the end of the period (in shares) at Dec. 31, 2017	22,885,492					22,885,492
Changes in equity
Share-based compensation expense			897			$ 897
Net loss					(64,873)	(64,873)
Balance at the end of the period at Dec. 31, 2017		$ 1	1,289		(90,998)	(89,708)
Balance at the end of the period (in shares) at Dec. 31, 2017		4,288,329
Changes in temporary equity
Issuance of Series C convertible preferred shares, net of issuance costs of $9,178	$ 190,822
Issuance of Series C convertible preferred shares, net of issuance costs of $9,178 (in shares)	12,784,601
Conversion of convertible preferred shares into common shares	$ (310,592)
Conversion of convertible preferred shares into common shares (in shares)	(35,670,093)
Balance at the end of the period (in shares) at Sep. 30, 2018	0
Changes in equity
Conversion of convertible preferred shares into common shares		$ 8	310,584			310,592
Conversion of convertible preferred shares into common shares (in shares)		35,670,093
Issuance of Class A common shares upon completion of initial public offering, net of underwriting discounts and commissions and offering costs		$ 4	155,532			155,536
Issuance of Class A common shares upon completion of initial public offering, net of underwriting discounts and commissions and offering costs (in shares)		9,484,202
Exercise of options			76			76
Exercise of options (in shares)		22,060
Share-based compensation expense			3,119			3,119
Unrealized gain (loss) on short term investments				$ (55)		(55)
Net loss					(60,647)	(60,647)
Balance at the end of the period at Sep. 30, 2018		$ 13	$ 470,600	$ (55)	$ (151,645)	$ 318,913
Balance at the end of the period (in shares) at Sep. 30, 2018		49,464,684